Determination of fair values - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Level 1 | Convertible unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Convertible unsecured senior notes	$ 24,200	$ 52,756